Summary of significant accounting policies - Summary of Estimated Useful Lives of the Assets (Detail)	12 Months Ended
Dec. 31, 2022
Bottom of range | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	3.00%
Bottom of range | Plants and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	12.50%
Bottom of range | Industrial and commercial equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	20.00%
Bottom of range | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	12.00%
Top of range | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	10.00%
Top of range | Plants and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	17.50%
Top of range | Industrial and commercial equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	25.00%
Top of range | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	25.00%